INVESTMENTS - Unconsolidated VIE (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Variable Interest Entity [Line Items]
Investments	$ 2,270	$ 2,378
Due from affiliates	886	782
Total assets	3,205	3,161
Accounts payable	859	781
Due to affiliates	261	3
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments	2,270	2,378
Due from affiliates	394	4
Total assets	2,664	2,382
Accounts payable	859	781
Due to affiliates	256	3
Maximum exposure to loss	$ 3,779	$ 3,166